Equity - Summary of Stock Warrants Activity (FY) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of Underlying Warrants, Outstanding, Beginning balance	212,638	209,513	161,180
Number of stock warrants, granted	1,733,338	12,500	140,000
Number of stock warrants, exercised	134,528
Number of stock warrants, cancelled/forfeited		(9,375)	(91,667)
Number of Underlying Warrants, Outstanding, Ending balance	1,811,448	212,638	209,513
Number of Underlying Warrants, Exercisable, Ending balance	1,811,448	212,638
Weighted average exercise price, outstanding, beginning balance	$ 48.86	$ 49.44	$ 110.72
Weighted average exercise price, granted		10.40	31.84
Weighted average exercise price, exercised
Weighted average exercise price, cancelled/forfeited		10.40	130.08
Weighted average exercise price, outstanding, ending balance		48.86	$ 49.44
Weighted average exercise price, exercisable, ending balance		$ 48.86